[LOGO]  MUTUAL FUND                                                     [PHOTO]
        FOR PEOPLE
        WHO PAY                                                      EDUCATION
        TAXES


Semiannual Report September 30, 1999



[PHOTO]                EATON VANCE
                         NATIONAL
                     LIMITED MATURITY
                        MUNICIPALS
                           FUND
           Global Management-Global Distribution


[PHOTO]

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 1999 INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manger

Investment Environment
-------------------------------------------------------------------------------
  The Economy

- The U.S. economy grew 4.6% in the first quarter, and posted a more moderate 2.3% growth rate in the second quarter. However, while inflation appeared to remain in check, rising energy prices and labor cost pressures caught the eye of the Federal Reserve. In late June, the Fed raised its Federal funds rate - a key short-term interest rate barometer - by 25 basis points (.25%), and repeated the move in August.

- Municipal bonds gained ground on Treasuries in the first quarter, as supply pressures, which weighed so heavily on the municipal market in 1998, eased somewhat. By early Fall, however, the municipal market was being adversely affected by the uncertainty regarding possible Federal Reserve actions, as well as confusion over tax proposals pending in Congress.

  Management Discussion

- Muni yields were dramatically higher in the first half of 1999, so management focused on identifying bonds or specific lots of bonds that could be sold at a loss and using the proceeds to purchase more desirable bonds. This strategy allowed management to realize a capital loss the Fund can use to offset future gains, thereby lowering potential tax liability.

- With credit quality spreads remaining narrow in the first half of 1999, management took the opportunity to look for ways to increase the Portfolio's overall credit quality. Emphasis on call protection has remained an important component of management's strategy. Management continually strives to improve the call characteristics of issues in the Portfolio.

The Fund
-------------------------------------------------------------------------------

  The Past Six Months

- During the six months ended September 30, 1999, the Fund's Class A shares had a total return of -1.61%.(1) This return was the result of a decline in net asset value (NAV) to $10.06 on September 30, 1999 from $10.49 on March 31, 1999, and the reinvestment of $0.262 in tax-free dividend income.(2)

- The Fund's Class B shares had a total return of -1.99%(1) during the period, the result of a decrease in NAV to $10.06 from $10.49, and the reinvestment of $0.223 per share in dividend income.(2)

- The Fund's Class C shares had a total return of -2.10%(1) during the period, the result of a decrease in NAV to $9.41 from $9.82, and the reinvestment of $0.205 per share in dividend income.(2)

- Based on the Fund's most recent distributions and NAVs on September 30, 1999, the distribution rates were 5.20% for Class A, 4.41% for Class B, and 4.35% for Class C.(3)

- The SEC 30-day yields for Class A, B, and C shares at September 30 were 4.79%, 4.15%, and 4.05%, respectively.(4)

(1)These returns do not include the 2.25% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred salescharges (CDSC) for Class B and Class C shares. (2)A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized)by the net asset value. (4)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects 1% CDSC. (6)Five largest sector holdings and portfolio overview are subject to change due to active management.
   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

Fund Information
as of September 30, 1999

Performance(5)     Class A  Class B  Class C
Average Annual Total Returns (at net asset value)
-------------------------------------------------
One Year           -0.75%   -1.52%   -1.64%
Five Years          N.A.     4.29     4.03
Life of Fund+       4.92     4.59     3.09

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------
One Year           -3.02%   -4.36%   -2.58%
Five Years          N.A.     4.29     4.03
Life of Fund+       4.59     4.59     3.09

+Inception date: Class A: 6/27/96; Class B: 5/22/92; Class C:12/08/93 2

[BAR CHART]

Five Largest Sectors(6) By total net assets
-------------------------------------------


Escrowed/Prerefunded                  20.5%

Industrial Development Revenue  13.9%

General Obligation       9.3%

Cogeneration        8.8%

Housing      6.8%

Portfolio Overview(6) By total net assets
-------------------------------------------
Number of Issues                86

Duration                 5.8 years

Effective Maturity       7.9 years

Average Rating                 BBB

Average Call             7.3 Years

Average Dollar Price       $105.25

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
-----------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio, at value
   (identified cost, $82,490,716)         $83,063,866
Receivable for Fund shares sold               109,233
-----------------------------------------------------
TOTAL ASSETS                              $83,173,099
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Dividends payable                         $   156,914
Payable for Fund shares redeemed              129,345
Accrued expenses                               50,719
-----------------------------------------------------
TOTAL LIABILITIES                         $   336,978
-----------------------------------------------------
NET ASSETS                                $82,836,121
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $85,883,239
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,816,836)
Accumulated undistributed net investment
   income                                     196,568
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           573,150
-----------------------------------------------------
TOTAL                                     $82,836,121
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $67,023,785
SHARES OUTSTANDING                          6,663,885
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $     10.06
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of $10.06)       $     10.29
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 5,088,916
SHARES OUTSTANDING                            505,974
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $     10.06
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $10,723,420
SHARES OUTSTANDING                          1,139,399
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.41
-----------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $ 2,594,402
Expenses allocated from Portfolio            (257,786)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,336,616
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $     1,241
Distribution and service fees
   Class A                                     35,458
   Class B                                     24,580
   Class C                                     53,770
Transfer and dividend disbursing agent
   fees                                        28,871
Registration fees                              10,476
Printing and postage                            9,724
Custodian fee                                   8,259
Legal and accounting services                   1,687
Miscellaneous                                   3,641
-----------------------------------------------------
TOTAL EXPENSES                            $   177,707
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,158,909
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   119,472
   Financial futures contracts                118,102
-----------------------------------------------------
NET REALIZED GAIN                         $   237,574
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,873,815)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,873,815)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,636,241)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,477,332)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
                                                    SEPTEMBER 30, 1999    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                   (UNAUDITED)           MARCH 31, 1999
----------------------------------------------------------------------------------------
From operations --
   Net investment income                                $ 2,158,909        $  4,357,641
   Net realized gain                                        237,574             372,695
   Net change in unrealized
      appreciation (depreciation)                        (3,873,815)         (1,182,416)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $(1,477,332)       $  3,547,920
----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                           $(1,788,558)       $ (3,615,580)
      Class B                                              (117,734)           (307,519)
      Class C                                              (228,911)           (398,999)
   In excess of net investment income
      Class C                                                  (400)             (6,536)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $(2,135,603)       $ (4,328,634)
----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
   Proceeds from sale of shares
      Class A                                           $ 1,625,224        $  7,371,984
      Class B                                               989,071           2,345,291
      Class C                                             2,000,039           9,829,014
   Issued in reorganization of EV Traditional and
      Classic National Limited Maturity Municipals
      Funds
      Class A                                                    --          12,949,960
      Class C                                                    --           7,722,266
   Net asset value of shares issued to
      shareholders in payment of distributions
      declared
      Class A                                               678,151           1,179,583
      Class B                                                63,712             187,434
      Class C                                               168,916             293,045
   Cost of shares redeemed
      Class A                                            (5,399,979)        (13,891,191)
      Class B                                            (1,181,249)         (2,497,374)
      Class C                                            (2,185,884)         (6,547,691)
   Net asset value of shares exchanged
      Class A                                               377,768           6,070,355
      Class B                                              (377,768)         (6,070,355)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                   $(3,241,999)       $ 18,942,321
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   $(6,854,934)       $ 18,161,607
----------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED
                                                    SEPTEMBER 30, 1999    YEAR ENDED
NET ASSETS                                          (UNAUDITED)           MARCH 31, 1999
----------------------------------------------------------------------------------------
At beginning of period                                  $89,691,055        $ 71,529,448
----------------------------------------------------------------------------------------
AT END OF PERIOD                                        $82,836,121        $ 89,691,055
----------------------------------------------------------------------------------------
Accumulated undistributed
net investment income
included in net assets
----------------------------------------------------------------------------------------
AT END OF PERIOD                                        $   196,568        $    173,262
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS A
                                                  ------------------------------------------------
                                                  SIX MONTHS ENDED        YEAR ENDED MARCH 31,
                                                  SEPTEMBER 30, 1999  ----------------------------
                                                  (UNAUDITED)           1999      1998    1997(1)
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                 $10.490        $10.580   $10.070   $10.030
--------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income                                  $ 0.267        $ 0.519   $ 0.527   $ 0.393
Net realized and unrealized gain (loss)                 (0.435)        (0.090)    0.488     0.033(2)
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $(0.168)       $ 0.429   $ 1.015   $ 0.426
--------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                             $(0.262)       $(0.519)  $(0.505)  $(0.386)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $(0.262)       $(0.519)  $(0.505)  $(0.386)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $10.060        $10.490   $10.580   $10.070
--------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                          (1.61)%         3.89%    10.50%     4.06%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $67,024        $73,048   $59,992   $37,072
Ratios (As a percentage of average daily net
   assets):
   Expenses(4)                                            0.87%(5)       0.98%     0.99%     0.99%(5)
   Expenses after custodian fee reduction(4)              0.85%(5)       0.97%     0.98%     0.97%(5)
   Net investment income                                  5.16%(5)       4.96%     5.16%     5.14%(5)
Portfolio Turnover of the Portfolio                          7%            26%       41%       68%
--------------------------------------------------------------------------------------------------

(1) For the period from the start of business, June 27, 1996, to March 31, 1997.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS B
                                ----------------------------------------------------------------------
                                SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                SEPTEMBER 30, 1999  --------------------------------------------------
                                (UNAUDITED)           1999    1998(1)     1997      1996       1995
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $10.490        $10.580   $10.070   $10.170   $ 10.130   $ 10.160
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income                $ 0.223        $ 0.412   $ 0.454   $ 0.428   $  0.413   $  0.400
Net realized and unrealized
   gain (loss)                        (0.430)        (0.066)    0.488    (0.098)     0.040      0.033
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.207)       $ 0.346   $ 0.942   $ 0.330   $  0.453   $  0.433
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income           $(0.223)       $(0.436)  $(0.432)  $(0.430)  $ (0.413)  $ (0.400)
In excess of net investment
   income                                 --             --        --        --         --     (0.058)
From net realized gain                    --             --        --        --         --     (0.005)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.223)       $(0.436)  $(0.432)  $(0.430)  $ (0.413)  $ (0.463)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $10.060        $10.490   $10.580   $10.070   $ 10.170   $ 10.130
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (1.99)%         3.29%     9.52%     3.30%      4.51%      4.43%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 5,089        $ 5,450   $11,538   $48,692   $112,027   $141,289
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                       1.66%(5)       1.73%     1.73%     1.69%      1.64%      1.57%
   Expenses after custodian
      fee reduction(3)                  1.64%(5)       1.72%     1.72%     1.67%      1.63%        --
   Net investment income                4.35%(5)       4.23%     4.42%     4.37%      4.04%      3.99%
Portfolio Turnover of the
   Portfolio                               7%            26%       41%       68%        68%        56%
------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  CLASS C
                                -------------------------------------------
                                SIX MONTHS ENDED     YEAR ENDED MARCH 31,
                                SEPTEMBER 30, 1999  -----------------------
                                (UNAUDITED)                  1999
---------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $ 9.820                $ 9.920
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income                $ 0.205                $ 0.407
Net realized and unrealized
   loss                               (0.410)                (0.089)
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.205)               $ 0.318
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income           $(0.205)               $(0.411)
In excess of net investment
   income                                 --(1)              (0.007)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.205)               $(0.418)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.410                $ 9.820
---------------------------------------------------------------------------

TOTAL RETURN(2)                        (2.10)%                 3.24%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $10,723                $11,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                          1.77%(4)               1.81%
   Expenses after custodian
      fee reduction(3)                  1.75%(4)               1.80%
   Net investment income                4.26%(4)               4.10%
Portfolio Turnover of the
   Portfolio                               7%                    26%
---------------------------------------------------------------------------

(1) Distributions in excess of net investment income are less than $0.001 per share.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A (formerly Class II), Class B (formerly Class I) and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at September 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $4,054,411 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2003 ($1,528,831), March 31, 2004 ($1,214,155), March 31, 2005
   ($990,979), and March 31, 2006 ($320,446). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2000 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund and) classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                121,030         698,813
    Issued to shareholders electing to
     receive payment of distribution in Fund
     shares                                               65,848         111,504
    Redemptions                                         (523,861)     (1,312,375)
    Exchange to Class A shares                            36,777         573,363
    Issued to EV Tradtional National Limited
     Maturity Municipals Fund Shareholders                    --       1,224,418
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (300,206)      1,295,723
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 95,239         221,173
    Issued to shareholders electing to
     receive payment of distribution in Fund
     shares                                                6,180          17,715
    Redemptions                                          (78,305)       (236,471)
    Exchange to Class A shares                           (36,756)       (573,363)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (13,642)       (570,946)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                207,108         993,040
    Issued to shareholders electing to
     receive payment of distribution in Fund
     shares                                               17,510          29,613
    Redemptions                                         (225,420)       (661,276)
    Issued to EV Classic National Limited
     Maturity Municipals Fund Shareholders                    --         778,824
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 (802)      1,140,201
    ----------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,324 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 1999.

   Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Class B Plan" and "Class C Plan") and a service plan for Class A ("Class A Plan") (collectively, "the Plans"). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 1999, the Fund paid or accrued $20,483 and $40,328 for Class B and Class C shares, respectively, to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $373,000 and $4,713,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts not expected to exceed 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments of 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments for the six months ended September 30, 1999 amounted to $35,458, $4,097, and $13,442 for Class A, Class B, and Class C shares, respectively. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   EVD received approximately $5,000 and $3,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended September 30, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 1999, aggregated $4,641,270 and $10,235,975, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On April 1, 1998, the existing Class I and Class II shares of EV Marathon National Limited Maturity Municipals Fund were designated Class B and Class A shares, respectively. In addition, the Fund acquired the net assets of the EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Limited Maturity Municipals Fund, at the closing, issued 1,224,418 Class A shares and 778,824 Class C shares of the Fund having an aggregate value of $12,949,960 and $7,722,266, respectively. As a result, the Fund issued 0.965 shares of Class A and one share of Class C for each share of EV Traditional National Limited Maturity Municipals Fund and EV Classic National Limited Maturity Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Limited Maturity Municipals Fund's and EV Classic National Limited Maturity Municipals Fund's net assets at the date of the transaction were $12,949,960 and $7,722,266, including $480,130 and $490,592 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund (formerly "EV Marathon National Limited Maturity Municipals Fund") were $92,201,674 with a net asset value of $10.58, $10.58 and $9.92 for Class A, Class B and Class C, respectively.

9 Name Change
-------------------------------------------
   Effective April 1, 1998, EV Marathon National Limited Maturity Municipals Fund changed its name to Eaton Vance National Limited Maturity Municipals Fund.

10 Subsequent Event
-------------------------------------------
   Prior to the opening of business on November 1,1999, the Fund acquired the net assets of Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund, pursuant to an Agreement and Plan of Reorganization. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code to the Funds and their shareholders.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 1.2%
----------------------------------------------------------------------------
       $  915          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.00%, 10/1/07         $   966,615
----------------------------------------------------------------------------
                                                                 $   966,615
----------------------------------------------------------------------------
Cogeneration -- 8.8%
----------------------------------------------------------------------------
       $1,075          New Jersey EDA, (Trigen-Trenton), (AMT),
                       6.10%, 12/1/05                            $ 1,105,283
        1,250          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                       1,316,962
          500          Palm Beach County, FL, (Okeelanta
                       Power), (AMT), 6.85%, 2/15/21(1)              307,500
          500          Palm Beach County, FL, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                       302,500
        1,800          Pennsylvania EDA, (Resource Recovery-
                       Northampton), 6.75%, 1/1/07                 1,890,090
        2,000          Pennsylvania EDA, (Resource
                       Recovery-Colver), (AMT), 7.05%, 12/1/10     2,155,200
          500          Robbins, Cook County, IL, (Robbins
                       Resource Recovery Partners, L.P.),
                       8.375%, 10/15/10                              268,750
----------------------------------------------------------------------------
                                                                 $ 7,346,285
----------------------------------------------------------------------------
Education -- 2.6%
----------------------------------------------------------------------------
       $1,000          New Hampshire HEFA, (Colby-Sawyer
                       College), 7.20%, 6/1/12                   $ 1,047,940
        1,700          University of Illinois, 0.00%, 4/1/15         697,493
        1,000          University of Illinois, 0.00%, 4/1/16         384,280
----------------------------------------------------------------------------
                                                                 $ 2,129,713
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 20.5%
----------------------------------------------------------------------------
       $3,500          California Statewide Communities
                       Development Corp., (Pacific Homes),
                       Prerefunded to 4/1/03, 5.90%, 4/1/09      $ 3,755,430
          940          Florence, KY, Housing Facilities,
                       (Bluegrass Housing), Escrowed to
                       Maturity, 7.25%, 5/1/07                     1,021,592
          500          Grand Ledge, MI, Public School District,
                       (MBIA), Prerefunded to 5/1/04,
                       7.875%, 5/1/11                                576,970
        4,185          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/25                                761,879
        3,500          Maricopa County, AZ, IDA, Multifamily,
                       Escrowed to Maturity, 6.45%, 1/1/17         3,837,015
          945          Maricopa County, AZ, IDA, Multifamily,
                       Escrowed to Maturity, 7.876%, 1/1/11        1,088,423
          874          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       Escrowed to Maturity, 7.125%, 7/15/02         914,288
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
----------------------------------------------------------------------------
       $3,000          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, 5.00%, 1/1/20       $ 2,771,370
          670          Richardson, TX, Hospital Authority
                       (Baylor/ Richardson Medical Center),
                       Prerefunded to 12/01/03, 6.50%, 12/1/12       727,687
        1,410          Saint Tammany Public Trust Finance
                       Authority, LA (Christwood), Escrowed to
                       Maturity, 8.75%, 11/15/05                   1,592,059
----------------------------------------------------------------------------
                                                                 $17,046,713
----------------------------------------------------------------------------
General Obligations -- 9.3%
----------------------------------------------------------------------------
       $4,000          Detroit, MI, 6.50%, 4/1/02(2)             $ 4,175,320
          750          New York City, NY, 0.00%, 8/1/07              505,447
          750          Ohio State, 0.00%, 8/1/08                     481,035
        1,000          Puerto Rico Aqueduct and Sewer
                       Authority, 5.00%, 7/1/15                      927,280
          750          Wisconsin, (AMT), 5.10%, 5/1/15               693,892
          910          Youngstown, OH, County School District,
                       6.40%, 7/1/00                                 918,572
----------------------------------------------------------------------------
                                                                 $ 7,701,546
----------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.7%
----------------------------------------------------------------------------
       $  590          Tax Revenue Exempt Securities Trust,
                       Community Health Provider, (Pooled Loan
                       Program Various States Trust
                       Certificates), 6.00%, 12/1/36             $   571,646
----------------------------------------------------------------------------
                                                                 $   571,646
----------------------------------------------------------------------------
Hospital -- 7.7%
----------------------------------------------------------------------------
       $1,900          Colorado HFA, (Steamboat Springs
                       Health), 5.00%, 9/15/03                   $ 1,877,637
          500          Cuyahoga County, OH, Hospital Authority,
                       (Cleveland Health Clinic),
                       5.25%, 1/1/12                                 489,135
          750          Forsyth County, GA, Hospital Authority,
                       (Georgia Baptist Health Care System),
                       6.00%, 10/1/08                                718,837
          750          Massachusetts HEFA, (Partners Healthcare
                       System), 5.00%, 7/1/09                        727,147
          600          Michigan Hospital Finance Authority,
                       (Gratiot Community Hospital),
                       6.10%, 10/1/07                                613,050
          500          New Hampshire HEFA, (Littleton Hospital
                       Association), 5.45%, 5/1/08                   478,820
        1,070          Richardson, TX, Hospital Authority
                       (Baylor/ Richardson Medical Center),
                       6.50%, 12/1/12                              1,085,034
          465          San Gorgonio, CA, Memorial Health Care
                       District, 5.60%, 5/1/11                       433,059
----------------------------------------------------------------------------
                                                                 $ 6,422,719
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Housing -- 6.8%
----------------------------------------------------------------------------
       $1,005          Illinois Development Finance Authority,
                       Elderly Housing, (Mattoon Tower),
                       (Section 8), 6.35%, 7/1/10                $ 1,022,758
          760          Illinois Development Finance Authority,
                       Elderly Housing, (Rome Meadows),
                       6.40%, 2/1/03                                 770,131
        1,145          Illinois Development Finance Authority,
                       Elderly Housing, (Rome Meadows),
                       6.65%, 2/1/06                               1,165,541
          715          Sandaval County, NM, Multifamily,
                       6.00%, 5/1/32                                 678,807
        2,000          Wisconsin Housing and Economic
                       Development Authority, (Home Ownership),
                       (AMT), 6.45%, 9/1/27                        2,057,180
----------------------------------------------------------------------------
                                                                 $ 5,694,417
----------------------------------------------------------------------------
Industrial Development Revenue -- 13.9%
----------------------------------------------------------------------------
       $  635          Austin, TX (Cargoport Development LLC)
                       (AMT), 7.50%, 10/1/07                     $   647,865
          450          Austin, TX, (Cargoport Development LLC),
                       (AMT), 8.30%, 10/1/21                         472,833
        1,000          Clark County, NV, (Nevada Power Co.),
                       (AMT), 5.90%, 10/1/30                         945,530
        1,000          Columbus, NC, (International Paper Co.),
                       5.80%, 12/1/16                                979,170
          900          Eagle County, CO, Airport Terminal
                       Corp., (American Airlines), (AMT),
                       6.75%, 5/1/06                                 922,761
          500          Gulf Coast, TX, Waste Disposal,
                       (Champion International Corp.), (AMT),
                       6.875%, 12/1/28                               529,295
          900          Iowa Finance Authority, (Southbridge
                       Mall), 6.375%, 12/1/13                        874,035
          500          Jones County, MS, (International Paper
                       Co.), 5.80%, 10/1/21                          480,795
          495          Kimball, NE, EDA, (Clean Harbors, Inc.),
                       10.75%, 9/1/26                                522,641
          315          Los Angeles, CA, Regional Airport
                       Improvement Corporate Lease, (TransWorld
                       Airlines), 6.125%, 5/15/00                    314,975
          950          Michigan State Strategic Fund, (Crown
                       Paper), 6.25%, 8/1/12                         813,561
          500          Missouri Development Finance Authority,
                       Solid Waste Disposal, (Proctor and
                       Gamble Paper Products), (AMT),
                       5.20%, 3/15/29                                449,120
        1,000          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                               1,083,710
          750          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                 790,268
          500          Peru, IL, (Freightways Corp.),
                       5.25%, 11/1/03                                486,650
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
       $1,195          Santa Fe, NM, (Crow Hobbs),
                       8.25%, 9/1/05                             $ 1,207,177
----------------------------------------------------------------------------
                                                                 $11,520,386
----------------------------------------------------------------------------
Insured-Education -- 1.0%
----------------------------------------------------------------------------
       $  620          Golden West Schools Financing Authority,
                       (MBIA), 5.80%, 2/1/16                     $   647,671
          500          Southern Illinois University, Housing
                       and Auxiliary Facilities, (MBIA),
                       0.00%, 4/1/17                                 179,180
----------------------------------------------------------------------------
                                                                 $   826,851
----------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
----------------------------------------------------------------------------
       $1,000          Intermountain Power Agency, UT, (MBIA),
                       5.00%, 7/1/19                             $   899,510
----------------------------------------------------------------------------
                                                                 $   899,510
----------------------------------------------------------------------------
Insured-General Obligations -- 1.1%
----------------------------------------------------------------------------
       $1,000          Paw Paw, MI, Public School District,
                       (FGIC), 5.00%, 5/1/21(2)                  $   907,310
----------------------------------------------------------------------------
                                                                 $   907,310
----------------------------------------------------------------------------
Insured-Hospital -- 2.9%
----------------------------------------------------------------------------
       $2,000          El Paso County, TX, Hospital District,
                       (MBIA), 0.00%, 8/15/06                    $ 1,418,500
        1,000          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Health), (MBIA), 5.25%, 7/1/13                985,010
----------------------------------------------------------------------------
                                                                 $ 2,403,510
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------
       $  500          George L. Smith, (Georgia World Congress
                       Center-Domed Stadium), (MBIA), (AMT),
                       6.00%, 7/1/06(3)                          $   522,890
----------------------------------------------------------------------------
                                                                 $   522,890
----------------------------------------------------------------------------
Insured-Transportation -- 1.7%
----------------------------------------------------------------------------
       $  500          Cleveland Airport, OH, (FSA), (AMT),
                       5.50%, 1/1/07                             $   513,635
        2,500          E-470 Public Highway Authority, CO,
                       (MBIA), 0.00%, 9/1/17                         888,075
----------------------------------------------------------------------------
                                                                 $ 1,401,710
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Miscellaneous -- 0.6%
----------------------------------------------------------------------------
       $  500          San Juan, NM, Pueblo Development
                       Authority, 7.097%, 10/15/06               $   482,555
----------------------------------------------------------------------------
                                                                 $   482,555
----------------------------------------------------------------------------
Nursing Home -- 5.8%
----------------------------------------------------------------------------
       $1,105          Arizona HFA, Assisted Living Facilites,
                       (Mesa), 7.625%, 1/1/06                    $ 1,108,337
          500          Citrus County, FL, IDA, (Beverly
                       Enterprises), 5.00%, 4/1/03                   488,920
          965          Clovis, NM, IDR, (Retirement Ranches,
                       Inc.), 7.75%, 4/1/19                        1,008,589
          680          Fairfield, OH, EDA, (Beverly
                       Enterprises), 8.50%, 1/1/03                   708,764
        1,455          Massachusetts IFA, (Age Institute of
                       Massachusetts), 7.60%, 11/1/05              1,495,725
----------------------------------------------------------------------------
                                                                 $ 4,810,335
----------------------------------------------------------------------------
Pooled Loans -- 4.9%
----------------------------------------------------------------------------
       $1,900          Arizona Educational Loan Marketing
                       Corp., (AMT), 6.25%, 6/1/06               $ 2,008,870
        1,000          Arizona Student Loan Acquisition
                       Authority, (AMT), 7.625%, 5/1/10            1,063,540
        1,000          Arkansas Student Loan Authority, (AMT),
                       6.25%, 6/1/10                               1,012,100
----------------------------------------------------------------------------
                                                                 $ 4,084,510
----------------------------------------------------------------------------
Senior Living / Life Care -- 5.6%
----------------------------------------------------------------------------
       $  785          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       6.60%, 12/15/28                           $   724,186
        2,000          Illinois HFA, (Lutheran Social
                       Services), 6.125%, 8/15/10                  1,980,300
          500          Kansas City, MO, IDR, (Kingswood Manor),
                       5.80%, 11/15/17                               455,570
          250          Massachusetts IFA, (Forge Hill), (AMT),
                       6.75%, 4/1/30                                 222,233
          500          North Miami, FL, Health Facilities
                       Authority, (Imperial Club),
                       6.75%, 1/1/33                                 458,210
          305          Okaloosa County, FL, Retirement Rental
                       Housing, (Encore Retirement Partners),
                       5.25%, 2/1/04                                 285,843
          500          Wisconsin HEFA, (Senior Housing),
                       7.00%, 8/1/29                                 496,220
----------------------------------------------------------------------------
                                                                 $ 4,622,562
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Special Tax Revenue -- 0.9%
----------------------------------------------------------------------------
       $  250          Frederick County, MD, Urbana Community
                       Development Authority, 6.625%, 7/1/25     $   241,155
          525          Longleaf, FL, Community Development
                       District, 6.20%, 5/1/09                       503,218
----------------------------------------------------------------------------
                                                                 $   744,373
----------------------------------------------------------------------------
Transportation -- 1.6%
----------------------------------------------------------------------------
       $  260          Memphis-Shelby County, TN, Airport
                       Authority, 6.12%, 12/1/16                 $   251,800
        1,000          Northwest Arkansas Regional Airport
                       Authority, (AMT), 7.625%, 2/1/27            1,101,850
----------------------------------------------------------------------------
                                                                 $ 1,353,650
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.3%
   (identified cost $81,894,844)                                 $82,459,806
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                           $   604,070
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $83,063,876
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

At September 30, 1999, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:


Arizona                                     11.0%
Others, representing less than 10%          89.0%
individually

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 9.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 7.4% of total investments.

(1)  Non-income producing security.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $81,894,844)         $82,459,806
Receivable for investments sold               145,000
Interest receivable                         1,556,877
-----------------------------------------------------
TOTAL ASSETS                              $84,161,683
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Demand note payable                       $   500,000
Payable for when-issued securities            522,390
Due to bank                                    71,680
Accrued expenses                                3,737
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,097,807
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $83,063,876
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $82,498,914
Net unrealized appreciation (computed on
   the basis of identified cost)              564,962
-----------------------------------------------------
TOTAL                                     $83,063,876
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999
Investment Income
-----------------------------------------------------
Interest                                  $ 2,594,402
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,594,402
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   207,516
Trustees fees and expenses                      4,524
Legal and accounting services                  22,485
Custodian fee                                  22,921
Miscellaneous                                   7,665
-----------------------------------------------------
TOTAL EXPENSES                            $   265,111
-----------------------------------------------------
Deduct:
   Reduction of custodian fee             $     7,325
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     7,325
-----------------------------------------------------

NET EXPENSES                              $   257,786
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,336,616
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   119,472
   Financial futures contracts                118,102
-----------------------------------------------------
NET REALIZED GAIN                         $   237,574
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,882,003)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,882,003)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,644,429)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,307,813)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      SEPTEMBER 30, 1999    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                     (UNAUDITED)           MARCH 31, 1999
------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $  2,336,616        $  4,830,146
   Net realized gain                                          237,574             372,695
   Net change in unrealized
      appreciation (depreciation)                          (3,882,003)         (1,182,416)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                            $ (1,307,813)       $  4,020,425
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                         $  4,641,270        $ 26,384,868
   Withdrawals                                            (10,235,975)        (33,566,159)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                  $ (5,594,705)       $ (7,181,291)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $ (6,902,518)       $ (3,160,866)
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
At beginning of period                                   $ 89,966,394        $ 93,127,260
------------------------------------------------------------------------------------------
AT END OF PERIOD                                         $ 83,063,876        $ 89,966,394
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 1999  ---------------------------------------------------
                                          (UNAUDITED)           1999      1998      1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                       0.61%(2)       0.61%     0.60%      0.60%      0.57%      0.53%
Expenses after custodian fee reduction            0.59%(2)       0.60%     0.59%      0.58%      0.56%        --
Net investment income                             5.39%(2)       5.32%     5.53%      5.45%      5.08%      5.02%
Portfolio Turnover                                   7%            26%       41%        68%        68%        56%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                             $83,064        $89,966   $93,127   $102,504   $134,776   $169,621
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1999, the fee was equivalent to 0.48% (annualized) of the Portfolio's average net assets for such period and amounted to $207,516. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1999, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the National Limited Maturity Municipals Portfolio had $500,000 outstanding pursuant to this line of credit.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $5,939,946 and $9,112,788 respectively, for the six months ended September 30, 1999.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $81,894,844
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,418,729
    Gross unrealized depreciation              (1,853,767)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   564,962
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no outstanding obligations under these financials instruments.

7 Subsequent Event
-------------------------------------------
   Prior to the opening of business on November 1,1999, the Portfolio acquired the net assets of Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund, pursuant to an Agreement and Plan of Reorganization. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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
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
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

INVESTMENT ADVISER OF
NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123






EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109






-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
   3-4637                                                           LNASRC11/99